Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following:

	March 31,	September 30,
	2025	2024

Notes payable	$1,773	$598
7% promissory notes – related parties	2,495	2,495
Notes payable – related parties	330	330
Total debt	4,598	3,423
Less: Amounts classified as current	(4,046)	(2,141)
Noncurrent portion	$552	$1,282

Debt consists of the following:

	September 30,
	2024	2023

Notes payable	$598	$1,286
7% promissory notes - related parties	2,495	3,349
Notes payable - related parties	330	444
SAFEs	-	1,512
Total debt	3,423	6,591
Less: Amounts classified as current	(2,141)	(6,591)
Noncurrent portion	$1,282	$-

Schedule of Issuance of Warrants with Notes Payable

In connection with the issuance of certain notes, the Company issued the purchasers immediately exercisable warrants to purchase shares of its common stock as follows:

	2024	2023
Number of warrants issued with notes payable	201,965	239,464
Exercise prices per share	$0.01-$2.00	$0.01-$3.00
Contractual terms	1 - 2 years	1 - 12 months
Debt proceeds allocated to warrants	$155	$790

Schedule of Valuation of Warrants
	2024	2023
Expected volatility	55.0-55.6%	52.7-54.1%
Expected dividend yield	0%	0%
Risk-free interest rate	4.7-5.3%	3.6-5.5%
Expected term (years)	1 - 2 years	1 - 12 months